Cover - $ / shares	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	This Amendment on Form 20-F/A is being filed by Mobile-health Network Solutions. as Amendment No. 1 to its annual report on Form 20-F for the fiscal year ended June 30, 2024, as filed with the Securities and Exchange Commission on October 23, 2024 (the “Original Filing”). This Amendment is being filed to amend the Index To Consolidated Financial Statements and to add the Report Of Independent Registered Public Accounting Firm by Simon & Edward, LLP on page F-3.
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Jun. 30, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--06-30
Entity File Number	001-41990
Entity Registrant Name	Mobile-health Network Solutions
Entity Central Index Key	0001976695
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	2 Venture Drive
Entity Address, Address Line Two	#07-06/07 Vision Exchange
Entity Address, Country	SG
Entity Address, Postal Zip Code	608526
Title of 12(b) Security	Class A Ordinary Shares
Trading Symbol	MNDR
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	7095	2485
Auditor Name	JWF Assurance PAC	Simon & Edward, LLP
Auditor Location	Singapore	Rowland Heights, California
Common Class A [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	22,413,462
Entity Listing, Par Value Per Share	$ 0.000004
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	2 Venture Drive
Entity Address, Address Line Two	#07-06/07 Vision Exchange
Entity Address, Country	SG
Entity Address, Postal Zip Code	608526
City Area Code	+65
Local Phone Number	6222 5223
Contact Personnel Name	Mr. Siaw Tung Yeng